Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 516	€ 465
Other non-financial non-trade payables	481	416
Total	€ 997	€ 881